Consolidated Statements of Changes in Shareholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Predecessor Registrant USD ($)	Common Stock	Common Stock Predecessor Registrant	Paid-in capital USD ($)	Paid-in capital Predecessor Registrant USD ($)	Additional paid-in capital USD ($)	(Accumulated deficit) retained earnings USD ($)	(Accumulated deficit) retained earnings Predecessor Registrant USD ($)	Noncontrolling interest USD ($)	Noncontrolling interest Predecessor Registrant USD ($)
Balance at Dec. 31, 2010		$ (86,033)				$ 46,764			$ (136,320)		$ 3,523
Balance (in shares) at Dec. 31, 2010				4,687,500
Push-down accounting adjustments:
Net income (loss)		(28,760)							(28,763)		3
Balance at May. 25, 2011		(114,793)				46,764			(165,083)		3,526
Balance (in shares) at May. 25, 2011	4,687,500			4,687,500
Push-down accounting adjustments:
Valuation adjustments, net	225,323				225,363					(40)
Elimination of Predecessor accumulated deficit					(165,083)			165,083
Issuance of common stock	90,000				90,000
Issuance of common stock (in shares)			116,022,700
Capitalization of debt into common stock	78,618				78,618
Capitalization of debt into common stock (in shares)			9,289,800
Net income (loss)	(18,857)							(18,882)		25
Balance at Dec. 31, 2011	260,291				275,662			(18,882)		3,511
Balance (in shares) at Dec. 31, 2011			130,000,000
Push-down accounting adjustments:
Net income (loss)	41,319							41,216		103
Balance at Dec. 31, 2012	301,610				275,662			22,334		3,614
Balance (in shares) at Dec. 31, 2012			130,000,000
Increase (Decrease) in Stockholders' Equity
Cancellation of shares in treasury (in shares)			(28,405)
Acquisition of noncontrolling interest	(2,407)						1,207			(3,614)
Push-down accounting adjustments:
Issuance of common stock	40,000				40,000
Issuance of common stock (in shares)			6,832,519
Net income (loss)	(2,003)							(2,003)
Balance at Dec. 31, 2013	$ 337,200				$ 315,662		$ 1,207	$ 20,331
Balance (in shares) at Dec. 31, 2013			136,804,114